UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06206

Nuveen Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Quality Municipal Fund, Inc. (NQI)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.5% (99.6% of Total Investments)

	MUNICIPAL BONDS – 145.5% (99.6% of Total Investments)

	Alabama – 1.7% (1.2% of Total Investments)
$ 7,000	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2005A, 5.000%, 6/01/24	6/15 at 100.00	AA– (4)	$ 7,282,310
	(Pre-refunded 6/01/15) – NPFG Insured
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Auburn Water Supply Agreement,
	Series 2011:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA	1,298,050
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA	1,038,100
9,250	Total Alabama			9,618,460
	Arizona – 8.8% (6.0% of Total Investments)
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,405,416
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,135,141
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	10,703,999
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	1,327,980
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,636,155
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,692,584
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032- 11034,	7/17 at 100.00	AA	2,929,190
	15.135%, 7/01/26 – AGM Insured (IF)
8,755	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	10,837,814
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
10,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Refunding	7/23 at 100.00	AA–	11,192,999
	Series 2013, 5.000%, 7/01/30 (Alternative Minimum Tax)
44,345	Total Arizona			49,861,278
	Arkansas – 0.4% (0.3% of Total Investments)
2,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aa2 (4)	2,277,158
	5.000%, 11/01/24 (Pre-refunded 11/01/14) – NPFG Insured
	California – 14.2% (9.7% of Total Investments)
3,800	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	No Opt. Call	AAA	4,047,418
	Series 2012AL, 5.000%, 12/01/15
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
220	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	223,568
3,790	5.000%, 12/01/24 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	3,851,474
205	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	Aa1 (4)	208,325
3,760	5.000%, 12/01/26 (Pre-refunded 12/01/14)	12/14 at 100.00	AAA	3,820,987
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	11/22 at 100.00	BBB+	1,138,840
	Angeles, Series 2012A, 5.000%, 11/15/23
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,362,350
	5.000%, 8/15/52
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	No Opt. Call	AA–	80,288
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	No Opt. Call	Aa3	5,018
1,280	California State, General Obligation Bonds, Series 2007, 5.000%, 11/01/15	No Opt. Call	Aa3	1,357,402
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,389,150
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of	8/17 at 100.00	BBB+	1,010,810
	Los Angeles, Series 2007, 5.000%, 8/15/47
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	3,783,400
	2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A,	No Opt. Call	A	5,004,150
	5.125%, 3/01/32 – AMBAC Insured
8,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	8,741,315
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
5,795	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA	3,953,349
	11/01/25 – AGM Insured
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,274,742
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
3,455	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	10/14 at 100.00	AA– (4)	3,865,592
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AA–	2,007,060
	Project, Series 2004A, 5.000%, 9/01/21 – SYNCORA GTY Insured
1,390	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	No Opt. Call	A+	1,506,621
	Airport, Refunding Second Series 2010C, 5.000%, 5/01/16
	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Refunding
	Series 2005A:
2,000	5.000%, 7/01/21 – NPFG Insured	7/15 at 100.00	AA+	2,085,500
3,655	5.000%, 7/01/22 – NPFG Insured	7/15 at 100.00	AA+	3,809,716
8,965	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	8,991,536
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	2,656,325
	2006, 0.000%, 8/01/23 – FGIC Insured
3,170	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA (4)	3,323,777
	5.000%, 8/01/28 (Pre-refunded 8/01/15) – NPFG Insured
80,785	Total California			80,498,713
	Colorado – 6.7% (4.6% of Total Investments)
2,015	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AA (4)	2,095,741
	6/01/22 (Pre-refunded 6/01/15) – AGM Insured
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,804,984
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,182,039
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,574,094
690	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	757,724
	Samaritan Society Project, Series 2013, 5.500%, 6/01/33
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA	2,878,455
	Obligation Bonds, Series 2013, 5.000%, 12/01/25 – AGM Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AA–	5,879,128
1,000	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	1,094,630
1,085	Denver, Colorado, Airport Revenue Bonds, Trust 2365, 15.879%, 11/15/25 – NPFG Insured (IF)	11/16 at 100.00	AA–	1,490,323
9,880	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	4,325,662
	9/01/32 – NPFG Insured
10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	5,948,500
	NPFG Insured
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	439,236
1,000	3.000%, 12/01/32	No Opt. Call	A+	879,380
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	985,486
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
1,100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	1,165,054
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
5	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	Aa2	5,168
	FGIC Insured
	University of Colorado, Enterprise System Revenue Bonds, Series 2005:
320	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	332,960
175	5.000%, 6/01/30 (Pre-refunded 6/01/15) – FGIC Insured	6/15 at 100.00	Aa2 (4)	182,088
45,190	Total Colorado			38,020,652
	District of Columbia – 1.2% (0.8% of Total Investments)
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,515,278
	Tender Option Bond Trust 1606, 11.776%, 10/01/30 – AMBAC Insured (IF) (5)
3,920	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+ (4)	4,966,091
	Tender Option Bond Trust 1730, 11.768%, 10/01/36 (Pre-refunded 10-01/16) – AMBAC
	Insured (IF) (5)
5,255	Total District of Columbia			6,481,369
	Florida – 14.0% (9.6% of Total Investments)
4,455	Broward County School Board, Florida, Certificates of Participation, Series 2005A, 5.000%,	7/15 at 100.00	AA	4,616,761
	7/01/28 – AGM Insured
10,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	10,697,599
	AGM Insured
2,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA	2,166,140
	Series 2010A-1, 5.000%, 6/01/16 – AGM Insured
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,133,322
	Refunding Series 2012, 5.000%, 5/01/26
3,450	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/24	10/14 at 100.00	AA– (4)	3,477,773
	(Pre-refunded 10/01/14) – NPFG Insured
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	4,281,640
	AGM Insured
7,000	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,	No Opt. Call	A+	8,253,770
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	No Opt. Call	AAA	3,803,759
	Trust 2929, 17.409%, 12/01/16 – AGC Insured (IF) (5)
1,560	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.000%, 6/01/38	6/16 at 100.00	BBB+	1,567,488
6,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	No Opt. Call	A	6,985,920
	Subordinate Refunding Series 2013A, 5.000%, 10/01/21 (Alternative Minimum Tax)
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A1	661,854
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,085,500
	2011, 5.000%, 11/15/25
13,045	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A,	10/14 at 100.00	AA–	13,073,568
	5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA	10,580,475
	5.000%, 10/01/41 – AGM Insured
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,464,859
	5.000%, 11/15/33
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	2,183,520
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 – AGM Insured
72,870	Total Florida			79,033,948
	Georgia – 1.9% (1.3% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22	11/14 at 100.00	AA (4)	1,012,220
	(Pre-refunded 11/01/14) – AGM Insured
7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA	7,617,120
	AGM Insured
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA	2,244,060
	AGM Insured
10,000	Total Georgia			10,873,400
	Hawaii – 0.9% (0.6% of Total Investments)
4,250	Hawaii State, General Obligation Bonds, Refunding Series 2011EA, 5.000%, 12/01/20	No Opt. Call	AA	5,106,460
	Illinois – 11.1% (7.6% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	Aa3	768,872
1,170	5.000%, 1/01/26	7/23 at 100.00	Aa3	1,319,152
3,490	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Refunding Series	No Opt. Call	A+	3,854,077
	2005A, 5.500%, 12/01/30 – AMBAC Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	2,494,037
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%,
	6/01/26 – AGM Insured
1,775	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	1,877,595
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
2,660	Cook County, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.000%, 11/15/21 –	11/17 at 100.00	AA	2,958,080
	NPFG Insured
1,485	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	1,532,431
	5.000%, 9/01/34
2,240	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	2,553,690
	8/15/41 – AGM Insured
1,150	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,252,166
	2011C, 5.500%, 8/15/41
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	3,999,541
	6/15/31 (WI/DD, Settling 8/20/14) – AGM Insured
825	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	875,787
455	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	482,778
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	7,968,542
	5.250%, 1/01/37 – AGM Insured
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	15,586,799
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,046,700
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	12,336,839
	Project, Series 2002A, 0.000%, 12/15/24 – NPFG Insured
1,575	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	1,680,604
	Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/16
68,800	Total Illinois			62,587,690
	Indiana – 4.0% (2.7% of Total Investments)
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,242,967
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
11,130	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	11,806,258
	2011B, 5.000%, 10/01/41
3,680	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	3,928,069
	NPFG Insured
1,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%,	No Opt. Call	AA+	1,876,063
	6/01/15 – AMBAC Insured
500	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	No Opt. Call	N/R	555,195
	5.875%, 1/01/24 (Alternative Minimum Tax)
21,200	Total Indiana			22,408,552
	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series 2010A, 5.000%, 8/01/15	No Opt. Call	AAA	1,048,770
	Kansas – 1.0% (0.7% of Total Investments)
5,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	5,810,530
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 1.0% (0.7% of Total Investments)
3,015	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005,	5/15 at 100.00	AA–	3,112,897
	5.000%, 5/01/25 – NPFG Insured
2,230	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005,	8/15 at 100.00	AA (4)	2,338,177
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – AGM Insured
5,245	Total Kentucky			5,451,074
	Louisiana – 5.2% (3.6% of Total Investments)
1,000	Lafayette Public Power Authority, Louisiana, Electric Revenue Bonds, Series 2012,	No Opt. Call	A+	1,114,590
	5.000%, 11/01/29
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
11,325	4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1	11,914,806
8,940	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	9,357,766
10	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-1, 16.105%,	5/16 at 100.00	Aa1	11,869
	5/01/34 – NPFG Insured (IF)
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3, 16.073%,	5/16 at 100.00	Aa1	5,932
	5/01/34 – NPFG Insured (IF)
5,000	Louisiana State, General Obligation Bonds, Series 2012C, 5.000%, 7/15/21	No Opt. Call	AA	6,021,000
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A	1,012,880
	4.250%, 6/01/34
27,280	Total Louisiana			29,438,843
	Maine – 0.3% (0.2% of Total Investments)
1,465	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2012A-1, 4.000%,	11/21 at 100.00	AA+	1,537,811
	11/15/24 – AGM Insured (Alternative Minimum Tax)
	Massachusetts – 3.7% (2.6% of Total Investments)
4,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	4,429,360
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A	7,279,140
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	4,471,268
	Institute of Technology, Tender Option Bond Trust 11824, 13.597%, 1/01/16 (IF)
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,549,338
	8/01/46 – AGM Insured (UB) (5)
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	1,381,788
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
18,045	Total Massachusetts			21,110,894
	Michigan – 2.9% (2.0% of Total Investments)
1,825	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA	1,984,834
	Series 2007, 5.000%, 5/01/28 – AGM Insured
2,750	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa3	3,048,953
	2011-II-A, 5.375%, 10/15/36
10,585	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	11,422,803
	Refunding Series 2009, 5.750%, 11/15/39
15,160	Total Michigan			16,456,590
	Minnesota – 0.9% (0.6% of Total Investments)
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA	1,075,970
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
3,500	Moorhead Independent School District 152, Clay County, Minnesota, General Obligation Bonds,	No Opt. Call	Aa2	3,916,710
	Refunding School Building Series 2014A, 5.000%, 4/01/17
4,500	Total Minnesota			4,992,680
	Mississippi – 1.1% (0.7% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA	6,169,076
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
	Nebraska – 3.3% (2.3% of Total Investments)
4,405	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	4,731,719
	5.000%, 9/01/32
12,155	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/17 at 100.00	AA	12,548,336
	Insured (UB) (5)
1,225	Lincoln, Nebraska, Water Revenue Bonds, Refunding Series 2013, 5.000%, 8/15/20	No Opt. Call	Aa1	1,460,580
17,785	Total Nebraska			18,740,635
	Nevada – 2.0% (1.3% of Total Investments)
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,500	5.000%, 7/01/25 (Alternative Minimum Tax)	1/23 at 100.00	A	2,792,550
2,500	5.000%, 7/01/26 (Alternative Minimum Tax)	1/23 at 100.00	A	2,766,525
5,000	5.000%, 7/01/27 (Alternative Minimum Tax)	1/23 at 100.00	A	5,477,700
10,000	Total Nevada			11,036,775
	New Jersey – 4.7% (3.2% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,700	5.000%, 7/01/22 – NPFG Insured	No Opt. Call	AA–	1,717,153
1,700	5.000%, 7/01/23 – NPFG Insured	No Opt. Call	AA–	1,717,153
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	5,693,700
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
3,850	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A (4)	4,078,344
	Grants, Series 2002A, 5.500%, 9/15/15 – AMBAC Insured (ETM)
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	1,197,800
	Appreciation Series 2010A, 0.000%, 12/15/26
4,475	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	No Opt. Call	AA+	4,969,398
	5.000%, 12/15/34 – AMBAC Insured
6,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	7,280,520
	AGM Insured
24,725	Total New Jersey			26,654,068
	New York – 5.0% (3.4% of Total Investments)
50	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	No Opt. Call	AA–	50,218
	Program, Series 2002D, 5.500%, 10/01/17 – NPFG Insured
4,080	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,146,422
	2/15/47 – NPFG Insured
2,890	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA–	3,099,814
	5.000%, 12/01/25 – FGIC Insured
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA–	3,323,694
	5/01/33 – NPFG Insured
2,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	2,142,220
	5/01/36 – AGM Insured
1,290	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,477,876
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health	7/24 at 100.00	BBB+	1,096,620
	Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
1,740	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series	No Opt. Call	AA+	2,051,060
	2005, Trust 2364, 17.261%, 7/15/15 – AMBAC Insured (IF)
430	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/14 at 100.00	AA	431,101
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2005B:
2,460	5.000%, 3/15/24 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	2,534,710
2,465	5.000%, 3/15/25 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	2,539,862
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	No Opt. Call	AAA	5,584,100
	Series 2010A, 5.000%, 3/15/17
26,705	Total New York			28,477,697
	North Carolina – 0.4% (0.3% of Total Investments)
2,140	North Carolina State, General Obligation Bonds, Refunding Series 2013C, 3.500%, 5/01/16	No Opt. Call	AAA	2,261,445
	North Dakota – 1.0% (0.7% of Total Investments)
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	A	626,556
970	4.000%, 3/01/19	No Opt. Call	A	1,050,820
1,085	5.000%, 3/01/21	No Opt. Call	A	1,232,169
2,830	Williston, North Dakota, Limited Obligation Bonds, Certificates of Indebtedness, Series 2013A,	11/14 at 100.00	N/R	2,836,820
	2.500%, 11/01/15
5,485	Total North Dakota			5,746,365
	Ohio – 5.3% (3.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
13,000	5.125%, 6/01/24	6/17 at 100.00	B–	10,893,740
8,480	5.875%, 6/01/30	6/17 at 100.00	B	6,903,144
9,045	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A+	9,155,892
	AMBAC Insured
3,065	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding	12/15 at 100.00	AA	3,239,950
	Series 2005, 5.000%, 12/01/24 – AGM Insured
33,590	Total Ohio			30,192,726
	Oklahoma – 0.3% (0.2% of Total Investments)
1,185	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease	No Opt. Call	A+	1,376,283
	Revenue Bonds, Norman Public Schools Project, Series 2014, 5.000%, 7/01/19
	Pennsylvania – 8.5% (5.9% of Total Investments)
3,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AA–	3,171,660
	12/01/23 – NPFG Insured
1,165	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2010, 5.000%,	12/20 at 100.00	AA	1,262,545
	6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,352,983
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,600	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006,	8/16 at 100.00	A+ (4)	1,748,480
	5.000%, 8/01/24 (Pre-refunded 8/01/16) – AMBAC Insured
2,450	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	2,605,575
	5.000%, 1/01/40 – AGM Insured
3,735	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage	8/20 at 100.00	AA	4,129,117
	Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
5,400	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,475,546
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA	5,279,250
7,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	8,242,186
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	AA–	2,093,520
	5.000%, 12/01/23 – FGIC Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA	1,231,133
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	1,099,460
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,624,232
	Series 2012B, 4.000%, 1/01/33
46,130	Total Pennsylvania			48,315,687
	South Carolina – 2.7% (1.8% of Total Investments)
5,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	5,958,400
	Refunding Series 2011B, 5.000%, 12/01/21
8,950	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1	9,279,987
	10/01/34 – SYNCORA GTY Insured
13,950	Total South Carolina			15,238,387
	South Dakota – 0.9% (0.6% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	275,435
4,350	5.000%, 7/01/42	7/21 at 100.00	AA–	4,634,795
4,600	Total South Dakota			4,910,230
	Texas – 13.6% (9.3% of Total Investments)
2,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	2,460,097
	AGM Insured
1,700	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,912,993
	6.250%, 1/01/46
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,538,325
	Schools, Series 2012, 3.750%, 8/15/22
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,238,850
	5.000%, 11/01/38 (Alternative Minimum Tax)
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	404,980
	5.250%, 9/01/44
3,355	Deer Park Independent School District, Harris County, Texas, Limited Tax School Building and	2/22 at 100.00	AAA	4,014,627
	Refunding Bonds, Series 2013, 5.000%, 2/15/23
4,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	12/18 at 100.00	A1 (4)	5,052,600
	Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA	3,629,290
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA	2,130,912
17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	23,423,110
	5.750%, 12/01/32 – AGM Insured (ETM)
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	4,510,521
	Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series
	2014A, 4.100%, 4/01/34 – AGM Insured
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	Baa3	5,707,086
	Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series
	2014A, 5.000%, 4/01/39
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue
	Bonds, Tarleton State University Project, Series 2014A:
2,200	5.000%, 4/01/39	4/24 at 100.00	Baa3	2,296,030
1,600	5.000%, 4/01/46	4/24 at 100.00	Baa3	1,663,456
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	615,710
	5.125%, 2/01/39 (WI/DD, Settling 8/05/14)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	Aa3	2,646,373
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/29	No Opt. Call	A3	2,691,000
2,500	5.000%, 12/15/30	No Opt. Call	A3	2,678,100
800	5.000%, 12/15/32	No Opt. Call	A3	841,280
3,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A,	No Opt. Call	AAA	3,652,260
	5.000%, 4/01/22
66,480	Total Texas			77,107,600
	Utah – 0.8% (0.6% of Total Investments)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust R-11752, 12.892%,	6/18 at 100.00	AAA	4,723,251
	6/15/27 – AGM Insured (IF)
	Vermont – 0.4% (0.2% of Total Investments)
2,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation	5/16 at 100.00	N/R	2,015,980
	Project, Refunding Series 2006A, 5.375%, 5/01/36
	Washington – 9.1% (6.2% of Total Investments)
10,355	King County School District 403 Renton, Washington, General Obligation Bonds, Series 2012,	No Opt. Call	AA+	12,250,276
	5.000%, 12/01/19
8,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 – AGM Insured	7/17 at 100.00	AA+	8,685,120
1,665	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%,	7/17 at 100.00	AA+	2,106,408
	7/01/32 – AGM Insured (IF) (5)
1,970	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,120,666
	Center, Series 2011A, 5.625%, 1/01/35
10,000	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2012R-13A,	No Opt. Call	AA+	12,014,900
	5.000%, 7/01/21
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AA+	14,035,705
	6/01/28 – NPFG Insured (UB) (5)
53,500	Total Washington			51,213,075
	West Virginia – 1.7% (1.2% of Total Investments)
8,655	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	9,667,202
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 4.0% (2.7% of Total Investments)
1,635	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26	11/14 at 100.00	Aa2 (4)	1,654,898
	(Pre-refunded 11/01/14) – AGM Insured
3,390	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,418,001
	Series 2012B, 4.500%, 2/15/40
11,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	11,809,380
	Series 2012, 5.000%, 6/01/32
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	A2 (4)	1,570,213
	Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	1,071,850
	Hospital, Inc., Series 2014A, 5.000%, 7/01/34 (WI/DD, Settling 8/15/14)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,059,640
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	1,023,380
	Services Inc., Series 2006B, 5.125%, 8/15/30
1,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	A1	1,030,950
	5.000%, 7/01/30 – AMBAC Insured
21,275	Total Wisconsin			22,638,312
	Wyoming – 0.6% (0.4% of Total Investments)
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB	1,092,470
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB	1,112,530
1,120	Wyoming Community Development Authority, Housing Revenue Bonds, 2012 Series 1, 4.375%,	12/21 at 100.00	AA+	1,132,914
	12/01/32 (Alternative Minimum Tax)
3,120	Total Wyoming			3,337,914
$ 792,775	Total Municipal Bonds (cost $768,992,732)			822,437,580

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 609	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$ 109,600
166	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	22,259
$ 775	Total Corporate Bonds (cost $54,169)				131,859
	Total Long-Term Investments (cost $769,046,901)				822,569,439

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5% (0.4% of Total Investments)

	MUNICIPAL BONDS – 0.5% (0.4% of Total Investments)

	Kansas – 0.5% (0.4% of Total Investments)
$ 3,000	Wichita, Kansas, General Obligation Bonds, Temporary Notes, Variable Rate Demand Obligations,	No Opt. Call	MIG-1	$ 3,002,010
	Series 2014-264, 0.500%, 4/15/15 (8)
	Total Short-Term Investments (cost $3,001,544)			3,002,010
	Total Investments (cost $772,048,445) – 146.0%			825,571,449
	Floating Rate Obligations – (5.3)%			(29,750,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (42.5)% (9)			(240,400,000)
	Other Assets Less Liabilities – 1.8%			10,139,780
	Net Assets Applicable to Common Shares – 100%			$ 565,561,229

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$822,437,580	$ —	$822,437,580
Corporate Bonds	—	—	131,859	131,859
Short-Term Investments:
Municipal Bonds	—	3,002,010	—	3,002,010
Total	$ —	$825,439,590	$131,859	$825,571,449

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $744,916,748.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:
Gross unrealized:
Appreciation	$58,520,540
Depreciation	(7,616,251)
Net unrealized appreciation (depreciation) of investments	$50,904,289

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds' Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.1%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014